Related Parties Payable (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Schedule of nature of relationship with related parties
Name	Relationship with the Group
Yan, Keyan	Co-chairman of the Board of Directors and interim Chief Financial Officer
Chen, Bizhen	Wife of Yan, Keyan
Sun, Lei	Chief Executive Officer
Li Huidan	Co-chairman of the Board of Directors

*	The Company entered into a lease arrangement for office space with this related party in 2010. The breakdown of the commitment to the lease is disclosed in note 34.

Schedule of significant balances between group and related parties
		As at December 31,
Name	Nature	2021	2020
Yan, Keyan	Borrowing of funds	36,697	826,422
Sun, Lei	Borrowing of funds	430,871	306,389
		467,568	1,132,811

Schedule of issued share
Name	Shares issued	Value
Yan, Keyan	150,000	$579,000
Sun, Lei	200,000	772,000
Li Huidan	200,000	772,000
	550,000	$2,123,000